LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Long-term Debt (Details) RM in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 USD ($)
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥				¥ 80,000,000
Maturity				Aug. 02, 2026
Interest rate				1.98%		1.98%	1.98%	1.98%
Frequency of principal payments				Monthly instalment
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥				¥ 50,000,000
Maturity				Apr. 02, 2025
Interest rate				1.80%		1.80%	1.80%	1.80%
Frequency of principal payments				Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount						€ 400,000
Maturity				Apr. 30, 2023
Interest rate				2.40%		2.40%	2.40%	2.40%
Frequency of principal payments				Monthly instalment
France | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt	€ 780,457
France | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Maximum
Debt Instrument, Face Amount						€ 1,530,000
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government I [Member]
Debt Instrument, Face Amount		€ 2,000,000			€ 2,000,000
Maturity		Jul. 30, 2026
Interest rate		0.73%			0.73%
Frequency of principal payments		Monthly instalment
Debt Instrument, Term at Initiation					1 year
Debt Instrument, Term after Extension					6 years
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government II [Member]
Debt Instrument, Face Amount		€ 2,000,000			€ 2,000,000
Maturity					Aug. 04, 2026
Interest rate		0.73%			0.73%
Frequency of principal payments					Monthly instalment
Debt Instrument, Term at Initiation					1 year
Debt Instrument, Term after Extension					6 years
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government III [Member]
Debt Instrument, Face Amount						€ 2,000,000
Maturity				Aug. 11, 2021
Interest rate				0.25%		0.25%	0.25%	0.25%
Frequency of principal payments				Monthly instalment
Debt Instrument, Term					1 year
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government IV [Member]
Debt Instrument, Face Amount						€ 2,000,000
Maturity				Aug. 04, 2021
Interest rate				0.25%		0.25%	0.25%	0.25%
Frequency of principal payments				Monthly instalment
Debt Instrument, Term					1 year
France | EDAP TMS France [Member] | Loan related to acquisition of computer servers [Member]
Debt Instrument, Face Amount		€ 72,222			€ 72,222
Maturity					Jul. 05, 2024
Interest rate		0.45%			0.45%
Frequency of principal payments					Monthly instalment
France | EDAP TMS France [Member] | Loan related to ERP SAP project [Member]
Debt Instrument, Face Amount		€ 700,000			€ 700,000
Maturity					Oct. 16, 2021
Interest rate		0.40%			0.40%
Frequency of principal payments					Quarterly instalment
Debt Instrument, Term					4 years
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars I [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount			€ 780,457
Maturity			Apr. 01, 2025
Interest rate			0.99%
Frequency of principal payments			Monthly instalment
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars II [Member]
Debt Instrument, Face Amount	€ 218,000
Maturity	Apr. 01, 2025
Interest rate	0.99%
Frequency of principal payments	Monthly instalment
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars II [Member] | Maximum
Debt Instrument, Face Amount		€ 1,530,000			€ 1,530,000
France | EDAP TMS France [Member] | Loan pledged against countervalue in dollars II [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt						€ 218,000
MALAYSIA | EDAP Technomed Sdn Bdh [Member]
Debt Instrument, Face Amount | RM							RM 90
Maturity				Jul. 31, 2022
Interest rate				4.64%		4.64%	4.64%	4.64%
Frequency of principal payments				Monthly instalment
United States | EDAP Technomed Co Ltd. [Member]
Debt Instrument, Face Amount | $								$ 221,217
Maturity				May 14, 2022
Interest rate				1.00%		1.00%	1.00%	1.00%
Frequency of principal payments				Monthly instalment